GuideMark® Large Cap Core Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	COMMON STOCKS - 94.71%
	Aerospace & Defense - 0.53%
3,858	BWX Technologies, Inc.	$232,560
1,227	L3Harris Technologies, Inc.	231,928
1,560	Lockheed Martin Corp.	553,769
1,111	Northrop Grumman Corp.	338,544
6,366	Raytheon Technologies Corp.	455,233
1,054	Teledyne Technologies, Inc. (a)	413,147
14,062	Textron, Inc.	679,616
5,944	Virgin Galactic Holdings, Inc. (a)(b)	141,051
		3,045,848
	Air Freight & Logistics - 0.33%
5,629	C.H. Robinson Worldwide, Inc. (b)	528,394
2,095	FedEx Corp.	543,904
3,092	United Parcel Service, Inc. - Class B	520,693
2,572	XPO Logistics, Inc. (a)	306,582
		1,899,573
	Airlines - 0.15%
11,045	Copa Holdings SA - Class A - ADR	853,005

	Auto Components - 0.09%
2,758	Aptiv PLC - ADR	359,340
4,092	Gentex Corp.	138,841
		498,181
	Automobiles - 1.03%
157,974	Ford Motor Co.	1,388,591
6,050	Tesla, Inc. (a)(b)	4,269,304
2,676	Thor Industries, Inc. (b)	248,841
		5,906,736
	Banks - 1.54%
13,902	Associated Banc-Corp.	237,029
53,991	Bank of America Corp.	1,636,467
19,759	Citigroup, Inc.	1,218,340
9,249	Citizens Financial Group, Inc.	330,744
19,017	F.N.B. Corp.	180,661
11,772	Fifth Third Bancorp	324,554
30,729	JPMorgan Chase & Co.	3,904,734
7,361	Popular, Inc. - ADR	414,572
12,196	Synovus Financial Corp.	394,785
3,385	Wintrust Financial Corp.	206,790
		8,848,676
	Beverages - 1.33%
535	Boston Beer Co., Inc. - Class A (a)(b)	531,945
3,673	Brown-Forman Corp. - Class A	269,855
8,227	Brown-Forman Corp. - Class B	653,471
553	Constellation Brands, Inc. - Class A	121,135
37,703	Molson Coors Brewing Co. - Class B (b)	1,703,798
7,928	Monster Beverage Corp. (a)	733,181
17,609	PepsiCo, Inc.	2,611,415
18,920	The Coca-Cola Co.	1,037,573
		7,662,373
	Biotechnology - 2.11%
2,361	Acceleron Pharma, Inc. (a)	302,066
3,926	Alexion Pharmaceuticals, Inc. (a)	613,398
26,807	Alkermes PLC - ADR (a)	534,800
9,783	Amgen, Inc.	2,249,307
3,795	Biogen, Inc. (a)	929,244
2,398	BioMarin Pharmaceutical, Inc. (a)	210,281
25,126	Exelixis, Inc. (a)	504,279
25,418	Gilead Sciences, Inc.	1,480,853
8,671	Incyte Corp. (a)	754,203
6,395	Moderna, Inc. (a)(b)	668,086
1,047	Regeneron Pharmaceuticals, Inc. (a)	505,816
1,983	Repligen Corp. (a)	380,002
5,098	Seagen, Inc. (a)	892,864
6,030	United Therapeutics Corp. (a)	915,294
5,128	Vertex Pharmaceuticals, Inc. (a)	1,211,951
		12,152,444
	Building Products - 0.62%
4,380	A. O. Smith Corp.	240,112
3,942	Allegion PLC - ADR	458,770
1,510	Armstrong World Industries, Inc.	112,329
2,102	Fortune Brands Home & Security, Inc.	180,183
1,889	Lennox International, Inc. (b)	517,529
9,597	Masco Corp.	527,163
10,776	Owens Corning, Inc.	816,390
2,092	Trane Technologies PLC - ADR	303,675
5,175	Trex Co., Inc. (a)(b)	433,251
		3,589,402
	Capital Markets - 2.34%
3,667	Ameriprise Financial, Inc.	712,608
988	BlackRock, Inc.	712,881
1,922	Cboe Global Markets, Inc.	178,977
4,359	Evercore, Inc. - Class A	477,921
2,192	FactSet Research Systems, Inc.	728,840
4,503	Intercontinental Exchange, Inc.	519,151
71,366	Invesco Ltd. - ADR	1,243,909
15,094	Lazard, Ltd. - Class A - ADR	638,476
5,784	LPL Financial Holdings, Inc.	602,808
1,373	MarketAxess Holdings, Inc.	783,379
4,390	Moody's Corp.	1,274,154
8,753	Morgan Stanley	599,843
1,419	Morningstar, Inc.	328,598
1,347	MSCI, Inc.	601,476
1,605	NASDAQ OMX Group, Inc.	213,048
3,749	S&P Global, Inc.	1,232,409
4,970	SEI Investments Co.	285,626
4,488	State Street Corp. (b)	326,637
4,991	T. Rowe Price Group, Inc.	755,587
10,187	The Bank of New York Mellon Corp.	432,336
7,426	The Charles Schwab Corp.	393,875
1,868	Tradeweb Markets, Inc. - Class A	116,657
10,709	Virtu Financial, Inc. - Class A	269,545
		13,428,741
	Chemicals - 0.75%
1,632	Air Products & Chemicals, Inc.	445,895
1,899	Albemarle Corp.	280,140
2,878	Corteva, Inc.	111,436
2,074	Eastman Chemical Co.	207,981
1,932	Ecolab, Inc. (b)	418,008
2,846	FMC Corp.	327,091
2,332	Linde PLC - ADR	614,505
1,175	PPG Industries, Inc.	169,458
7,229	RPM International, Inc.	656,249
20,777	The Mosaic Co.	478,079
2,010	The Scotts Miracle-Gro Co.	400,271
9,304	Valvoline, Inc.	215,295
		4,324,408
	Commercial Services & Supplies - 0.50%
41,703	ADT, Inc. (b)	327,368
2,336	Cintas Corp.	825,683
4,760	Copart, Inc. (a)	605,710
2,661	IAA, Inc. (a)	172,912
23,682	Rollins, Inc. (b)	925,256
		2,856,929
	Communications Equipment - 1.45%
1,159	Arista Networks, Inc. (a)	336,771
3,923	Ciena Corp. (a)	207,331
30,925	Cisco Systems, Inc.	1,383,894
15,072	CommScope Holding Co., Inc. (a)	201,965
2,681	F5 Networks, Inc. (a)	471,695
1,915	Lumentum Holdings, Inc. (a)	181,542
2,542	Motorola Solutions, Inc.	432,292
2,141	Palo Alto Networks, Inc. (a)	760,890
21,695	Qualcomm, Inc.	3,305,016
3,785	Ubiquiti, Inc. (b)	1,054,160
		8,335,556
	Construction & Engineering - 0.46%
24,228	AECOM (a)	1,206,070
20,301	Quanta Services, Inc. (b)	1,462,078
		2,668,148
	Consumer Finance - 0.77%
29,160	Ally Financial, Inc.	1,039,846
5,469	American Express Co.	661,257
647	Credit Acceptance Corp. (a)(b)	223,953
2,636	Discover Financial Services	238,637
22,077	OneMain Holdings, Inc.	1,063,228
19,123	Santander Consumer USA Holdings, Inc.	421,088
22,008	Synchrony Financial	763,898
		4,411,907
	Containers & Packaging - 0.43%
2,455	Ball Corp.	228,757
6,603	Berry Plastics Group, Inc. (a)	371,023
4,339	Crown Holdings, Inc. (a)	434,768
5,931	International Paper Co.	294,889
4,403	Silgan Holdings, Inc.	163,263
22,658	WestRock Co.	986,303
		2,479,003
	Distributors - 0.21%
3,321	Genuine Parts Co.	333,528
25,404	LKQ Corp. (a)	895,237
		1,228,765
	Diversified Consumer Services - 0.50%
3,758	Chegg, Inc. (a)	339,460
9,636	frontdoor, Inc. (a)	483,823
3,099	Graham Holdings Co. - Class B	1,652,945
2,770	Service Corp. International	136,007
5,256	Terminix Global Holdings, Inc. (a)	268,109
		2,880,344
	Diversified Financial Services - 0.17%
41,055	Jefferies Financial Group, Inc.	1,009,953

	Diversified Telecommunication Services - 0.80%
50,933	AT&T, Inc.	1,464,833
94,771	CenturyLink, Inc. (b)	924,017
37,250	Verizon Communications, Inc.	2,188,438
		4,577,288
	Electric Utilities - 0.74%
1,909	American Electric Power Co., Inc. (b)	158,962
4,834	Duke Energy Corp.	442,601
2,500	Edison International	157,050
4,459	Evergy, Inc.	247,519
8,917	Exelon Corp.	376,476
5,180	FirstEnergy Corp.	158,560
5,118	Hawaiian Electric Industries, Inc.	181,126
16,784	NextEra Energy, Inc.	1,294,886
25,639	PG&E Corp. (a)	319,462
1,712	Pinnacle West Capital Corp.	136,874
4,855	PPL Corp.	136,911
4,590	The Southern Co.	281,964
5,908	Xcel Energy, Inc.	393,886
		4,286,277
	Electrical Equipment - 1.02%
5,718	Acuity Brands, Inc. (b)	692,393
2,439	Agilent Technologies, Inc.	288,997
995	AMETEK, Inc.	120,335
1,760	Eaton Corp. PLC - ADR	211,446
6,553	Emerson Electric Co.	526,665
5,101	Enphase Energy, Inc. (a)	895,072
2,355	Generac Holdings, Inc. (a)	535,551
66,298	GrafTech International, Ltd.	706,737
9,165	nVent Electric PLC - ADR	213,453
4,694	Regal Beloit Corp. (b)	576,470
3,472	Rockwell Automation, Inc.	870,812
11,299	Vertiv Holdings Co.	210,952
		5,848,883
	Electronic Equipment, Instruments & Components - 1.22%
880	Amphenol Corp. - Class A	115,078
14,716	Arrow Electronics, Inc. (a)	1,431,867
37,240	Avnet, Inc.	1,307,496
3,815	CDW Corp.	502,779
2,117	Cognex Corp.	169,963
2,181	Dolby Laboratories, Inc. - Class A	211,841
4,428	Keysight Technologies, Inc. (a)	584,894
14,111	National Instruments Corp.	620,037
11,617	SYNNEX Corp.	946,088
2,031	Trimble, Inc. (a)	135,610
2,629	Zebra Technologies Corp. - Class A (a)	1,010,404
		7,036,057
	Energy Equipment & Services - 0.49%
12,574	Baker Hughes Co.	262,168
19,368	Halliburton Co.	366,055
35,050	Helmerich & Payne, Inc.	811,758
98,901	National Oilwell Varco, Inc.	1,357,911
		2,797,892
	Entertainment - 1.58%
8,494	Activision Blizzard, Inc.	788,668
3,293	Electronic Arts, Inc.	472,875
173,933	Lions Gate Entertainment Corp. - Class A - ADR (a)(b)	1,977,618
147,162	Lions Gate Entertainment Corp. - Class B - ADR (a)	1,527,542
3,614	Netflix, Inc. (a)	1,954,198
2,022	Spotify Technology SA - ADR (a)	636,242
2,489	Take-Two Interactive Software, Inc. (a)	517,189
5,687	The Walt Disney Co. (a)	1,030,371
19,962	Zynga, Inc. - Class A (a)(b)	197,025
		9,101,728
	Food & Staples Retailing - 2.38%
3,519	Casey's General Stores, Inc. (b)	628,564
6,759	Costco Wholesale Corp.	2,546,656
33,321	CVS Health Corp.	2,275,824
36,487	Kroger Co.	1,158,827
36,959	Sprouts Farmers Market, Inc. (a)	742,876
11,517	SYSCO Corp.	855,252
44,256	US Foods Holding Corp. (a)	1,474,167
25,886	Walgreens Boots Alliance, Inc.	1,032,334
20,597	Walmart, Inc.	2,969,058
		13,683,558
	Food Products - 1.15%
1,119	Beyond Meat, Inc. (a)(b)	139,875
5,325	Campbell Soup Co. (b)	257,464
9,801	ConAgra Brands, Inc.	355,384
17,075	Flowers Foods, Inc.	386,407
9,147	General Mills, Inc.	537,844
5,396	Ingredion, Inc. (b)	424,503
4,298	Kellogg Co. (b)	267,465
2,366	McCormick & Co, Inc. - Non Voting (b)	226,190
2,541	Mondelez International, Inc. - Class A	148,572
17,795	Pilgrim's Pride Corp. (a)	348,960
3,666	Post Holdings, Inc. (a)	370,303
3,914	The Hain Celestial Group, Inc. (a)	157,147
4,524	The Hershey Co.	689,141
2,495	The J.M. Smucker Co. (b)	288,422
4,955	The Kraft Heinz Co.	171,740
25,294	TreeHouse Foods, Inc. (a)(b)	1,074,742
11,855	Tyson Foods, Inc. - Class A	763,936
		6,608,095
	Gas Utilities - 0.14%
22,174	EQT Corp. (b)	281,832
14,726	UGI Corp.	514,821
		796,653
	Health Care Equipment & Supplies - 2.66%
2,442	ABIOMED, Inc. (a)	791,696
2,505	Align Technology, Inc. (a)	1,338,622
2,719	Baxter International, Inc.	218,173
1,018	Becton Dickinson and Co.	254,724
3,401	Boston Scientific Corp. (a)	122,266
4,106	Danaher Corp.	912,107
2,324	DexCom, Inc. (a)	859,229
13,821	Edwards Lifesciences Corp. (a)	1,260,890
6,309	Hologic, Inc. (a)	459,484
1,290	ICU Medical, Inc. (a)	276,692
3,271	IDEXX Laboratories, Inc. (a)	1,635,075
4,213	Insulet Corp. (a)	1,076,969
473	Intuitive Surgical, Inc. (a)	386,961
3,408	Masimo Corp. (a)	914,639
4,196	Medtronic PLC - ADR	491,519
1,474	Novocure, Ltd. - ADR (a)	255,061
3,645	Penumbra, Inc. (a)(b)	637,875
2,694	Quidel Corp. (a)	483,977
4,334	ResMed, Inc.	921,235
1,338	STERIS PLC - ADR	253,605
3,419	Stryker Corp.	837,792
1,413	Tandem Diabetes Care, Inc. (a)	135,196
1,009	Varian Medical Systems, Inc. (a)	176,585
1,990	West Pharmaceutical Services, Inc.	563,787
		15,264,159
	Health Care Providers & Services - 3.13%
13,151	Acadia Healthcare Co., Inc. (a)	660,969
1,768	Amedisys, Inc. (a)	518,607
2,438	AmerisourceBergen Corp.	238,339
3,815	Anthem, Inc.	1,224,958
6,915	Cardinal Health, Inc.	370,367
6,270	Centene Corp. (a)	376,388
8,781	Cerner Corp.	689,133
1,542	Chemed Corp.	821,285
8,544	Cigna Corp.	1,778,690
7,045	DaVita, Inc. (a)	827,083
1,808	HCA Healthcare, Inc.	297,344
6,941	Henry Schein, Inc. (a)	464,075
2,907	Humana, Inc.	1,192,655
2,052	Laboratory Corp. of America Holdings (a)	417,685
4,568	McKesson Corp.	794,466
1,670	Molina Healthcare, Inc. (a)	355,176
1,272	PerkinElmer, Inc.	182,532
1,171	Quest Diagnostics, Inc.	139,548
15,279	UnitedHealth Group, Inc.	5,358,040
9,302	Universal Health Services, Inc. - Class B	1,279,025
		17,986,365
	Health Care Technology - 0.17%
1,732	Teladoc Health, Inc. (a)(b)	346,331
2,280	Veeva Systems, Inc. - Class A (a)	620,730
		967,061
	Hotels, Restaurants & Leisure - 0.64%
445	Chipotle Mexican Grill, Inc. (a)	617,086
1,975	Domino's Pizza, Inc.	757,334
4,399	McDonald's Corp.	943,937
8,220	The Wendy's Co.	180,182
3,021	Yum China Holdings, Inc.	172,469
9,072	Yum! Brands, Inc.	984,856
		3,655,864
	Household Durables - 0.76%
5,112	DR Horton, Inc.	352,319
2,296	Garmin Ltd. - ADR	274,739
7,612	Lennar Corp. - Class A	580,263
7,934	Lennar Corp. - Class B	485,561
2,885	Mohawk Industries, Inc. (a)	406,641
105	NVR, Inc. (a)	428,385
3,320	PulteGroup, Inc.	143,158
3,701	Roku, Inc. (a)	1,228,806
17,220	Tempur Sealy International, Inc. (a)	464,940
		4,364,812
	Household Products - 1.47%
4,244	Church & Dwight, Inc.	370,204
3,274	Clorox Co. (b)	661,086
12,247	Colgate-Palmolive Co.	1,047,241
5,589	Kimberly-Clark Corp.	753,565
15,233	Spectrum Brands Holdings, Inc.	1,203,102
31,546	The Procter & Gamble Co.	4,389,311
		8,424,509
	Independent Power and Renewable Electricity Producers - 0.61%
15,849	AES Corp.	372,452
25,009	NRG Energy, Inc.	939,088
110,987	Vistra Energy Corp.	2,182,004
		3,493,544
	Industrial Conglomerates - 0.25%
3,394	3M Co.	593,237
43,743	General Electric Co.	472,424
1,825	Honeywell International, Inc.	388,178
		1,453,839
	Insurance - 1.59%
5,074	Aon PLC - Class A - ADR	1,071,984
2,582	Arthur J. Gallagher & Co.	319,419
14,474	Berkshire Hathaway, Inc. - Class B (a)	3,356,086
4,940	Brown & Brown, Inc.	234,205
1,183	Erie Indemnity Co. - Class A (b)	290,545
6,142	Fidelity National Financial, Inc. (b)	240,091
5,187	First American Financial Corp.	267,805
3,585	Hartford Financial Services Group, Inc.	175,593
4,804	Marsh & McLennan Cos., Inc.	562,068
13,584	MetLife, Inc.	637,769
3,650	Principal Financial Group, Inc.	181,077
2,267	Reinsurance Group of America, Inc.	262,745
2,544	The Allstate Corp.	279,662
5,567	The Progressive Corp.	550,465
21,269	Unum Group	487,911
1,086	Willis Towers Watson PLC - ADR (d)	228,798
		9,146,223
	Interactive Media & Services - 5.09%
4,511	Alphabet, Inc. - Class A (a)	7,906,159
4,506	Alphabet, Inc. - Class C (a)	7,893,971
37,632	Facebook, Inc. - Class A (a)	10,279,557
9,261	Match Group, Inc. (a)(b)	1,400,171
5,572	Pinterest, Inc. - Class A (a)	367,195
12,544	TripAdvisor, Inc. (a)	361,017
5,693	Twitter, Inc. (a)	308,276
2,629	Zillow Group, Inc. - Class A (a)(b)	357,386
2,909	Zillow Group, Inc. - Class C (a)	377,588
		29,251,320
	Internet & Direct Marketing Retail - 4.86%
6,557	Amazon.com, Inc. (a)	21,355,690
564	Booking Holdings, Inc. (a)	1,256,180
11,067	eBay, Inc.	556,117
4,795	Etsy, Inc. (a)	853,079
2,712	Expedia Group, Inc.	359,069
2,390	GrubHub, Inc. (a)	177,505
178,286	Qurate Retail, Inc. - Series A	1,955,797
6,165	Wayfair, Inc. - Class A (a)(b)	1,392,119
		27,905,556
	IT Services - 5.51%
9,809	Accenture PLC - Class A - ADR	2,562,209
2,745	Akamai Technologies, Inc. (a)(b)	288,198
31,733	Alliance Data Systems Corp.	2,351,415
5,871	Amdocs Ltd. - ADR	416,430
4,085	Black Knight, Inc. (a)	360,910
4,386	Booz Allen Hamilton Holding Corp. - Class A	382,371
1,036	Broadridge Financial Solutions, Inc.	158,715
3,214	CACI International, Inc. - Class A (a)	801,347
12,604	Cognizant Technology Solutions Corp. - Class A	1,032,898
5,504	Concentrix Corp. (a)	543,245
6,780	CoreLogic, Inc.	524,230
112,125	DXC Technology Co.	2,887,219
1,029	EPAM Systems, Inc. (a)	368,742
3,677	Euronet Worldwide, Inc. (a)	532,871
2,728	Fastly, Inc. - Class A (a)(b)	238,345
5,441	Fidelity National Information Services, Inc.	769,684
8,576	Fiserv, Inc. (a)	976,463
556	FleetCor Technologies, Inc. (a)	151,693
1,795	Gartner, Inc. (a)	287,541
8,668	Genpact, Ltd. - ADR	358,508
2,241	Global Payments, Inc.	482,756
3,004	GoDaddy, Inc. - Class A (a)	249,182
7,347	Leidos Holdings, Inc.	772,317
9,749	MasterCard, Inc. - Class A	3,479,808
759	MongoDB, Inc. (a)(b)	272,511
1,614	Okta, Inc. - Class A (a)	410,376
9,364	PayPal Holdings, Inc. (a)	2,193,049
6,923	Science Applications International Corp.	655,193
5,041	Square, Inc. - Class A (a)	1,097,123
1,340	StoneCo, Ltd. - Class A - ADR (a)	112,453
12,400	The Western Union Co.	272,056
4,684	T-Mobile USA, Inc. (a)	631,637
1,398	Twilio, Inc. - Class A (a)	473,223
2,820	VeriSign, Inc. (a)	610,248
15,911	Visa, Inc. - Class A	3,480,213
2,473	WEX, Inc. (a)	503,330
		31,688,509
	Leisure Products - 0.41%
32,649	Mattel, Inc. (a)	569,725
3,292	Peloton Interactive, Inc. - Class A (a)	499,462
1,279	Polaris Industries, Inc.	121,863
3,080	Pool Corp.	1,147,300
		2,338,350
	Life Sciences Tools & Services - 1.12%
1,233	10X Genomics, Inc. - Class A (a)	174,593
679	Bio-Rad Laboratories, Inc. - Class A (a)	395,816
899	Bio-Techne Corp.	285,478
4,895	Bruker Corp.	264,966
1,963	Charles River Laboratories International, Inc. (a)	490,475
1,797	Illumina, Inc. (a)	664,890
1,686	IQVIA Holdings, Inc. (a)	302,081
702	Mettler-Toledo International, Inc. (a)	800,055
7,624	QIAGEN NV - ADR (a)	402,929
6,602	Syneos Health, Inc. (a)	449,794
3,637	Thermo Fisher Scientific, Inc.	1,694,042
1,989	Waters Corp. (a)	492,118
		6,417,237
	Machinery - 1.31%
9,463	AGCO Corp.	975,541
1,428	Caterpillar, Inc.	259,925
1,374	Cummins, Inc.	312,035
2,049	Deere & Co.	551,283
4,671	Donaldson Co., Inc.	261,015
1,319	Dover Corp.	166,524
30,199	Gates Industrial Corp PLC - ADR (a)	385,339
6,628	Graco, Inc.	479,536
4,569	Illinois Tool Works, Inc.	931,528
3,945	Lincoln Electric Holdings, Inc.	458,606
1,529	Nordson Corp.	307,253
4,015	Oshkosh Corp.	345,571
671	Parker-Hannifin Corp.	182,787
920	Snap-on, Inc.	157,449
10,471	The Timken Co.	810,037
5,601	The Toro Co.	531,199
1,259	Valmont Industries, Inc.	220,237
2,332	Wabtec Corp.	170,702
		7,506,567
	Media - 1.78%
232	Cable One, Inc.	516,831
1,317	Charter Communications, Inc. - Class A (a)	871,261
28,552	Comcast Corp. - Class A	1,496,125
19,791	Discovery Communications, Inc. - Series A (a)(b)	595,511
18,966	Discovery Communications, Inc. - Series C (a)	496,720
8,990	Fox Corp. - Class A (b)	261,789
7,178	Fox Corp. - Class B	207,301
4,328	John Wiley & Sons, Inc. - Class A (b)	197,616
2,536	Liberty Broadband Corp. - Class A (a)	399,623
5,170	Liberty Broadband Corp. - Class C (a)	818,767
17,355	Liberty Media Corp.-Liberty SiriusXM - Class A (a)	749,562
19,072	Liberty Media Corp.-Liberty SiriusXM - Class C (a)	829,823
3,887	Nexstar Media Group, Inc. - Class A	424,421
79,835	Sirius XM Holdings, Inc. (b)	508,549
11,256	The Interpublic Group of Companies, Inc.	264,741
9,360	The New York Times Co. - Class A	484,567
12,124	ViacomCBS, Inc. - Class A	458,530
16,794	ViacomCBS, Inc. - Class B (b)	625,744
		10,207,481
	Metals & Mining - 0.38%
9,734	Freeport-McMoRan, Inc.	253,279
9,788	Newmont Goldcorp Corp.	586,203
10,192	Reliance Steel & Aluminum Co.	1,220,492
2,156	Southern Copper Corp. (b)	140,399
		2,200,373
	Multiline Retail - 1.29%
3,311	Burlington Stores, Inc. (a)(b)	865,992
5,005	Dollar General Corp.	1,052,552
2,542	Dollar Tree, Inc. (a)	274,638
64,751	Kohl's Corp. (b)	2,634,718
22,511	Nordstrom, Inc. (b)	702,568
2,444	Ollie's Bargain Outlet Holdings, Inc. (a)	199,846
9,438	Target Corp.	1,666,090
		7,396,404
	Multi-Utilities - 0.29%
1,679	Ameren Corp.	131,063
5,853	CenterPoint Energy, Inc. (b)	126,659
2,724	Consolidated Edison, Inc.	196,863
1,645	Dominion Energy, Inc.	123,704
1,880	DTE Energy Co.	228,251
8,698	MDU Resources Group, Inc.	229,105
4,107	Public Service Enterprise Group, Inc. (b)	239,438
1,114	Sempra Energy	141,935
2,743	WEC Energy Group, Inc.	252,438
		1,669,456
	Oil, Gas & Consumable Fuels - 0.07%
2,524	Chevron Corp.	213,152
3,515	EOG Resources, Inc.	175,293
		388,445
	Personal Products - 0.48%
15,613	Herbalife Nutrition, Ltd. - ADR (a)(b)	750,205
14,992	Nu Skin Enterprises, Inc. - Class A	819,013
4,379	The Estee Lauder Cos., Inc. - Class A	1,165,646
		2,734,864
	Pharmaceuticals - 4.12%
17,992	Abbott Laboratories	1,969,944
27,326	AbbVie, Inc.	2,927,981
34,399	Bristol-Myers Squibb Co.	2,133,770
5,263	Catalent, Inc. (a)	547,720
12,632	Eli Lilly & Co.	2,132,787
5,997	Horizon Therapeutics PLC - ADR (a)	438,680
5,588	Jazz Pharmaceuticals PLC - ADR (a)	922,299
38,120	Johnson & Johnson	5,999,326
32,191	Merck & Co., Inc.	2,633,224
15,436	Perrigo Co. PLC - ADR (b)	690,298
54,943	Pfizer, Inc.	2,022,452
7,750	Zoetis, Inc.	1,282,625
		23,701,106
	Professional Services - 0.67%
715	CoStar Group, Inc. (a)	660,860
1,461	Equifax, Inc.	281,739
2,101	IHS Markit, Ltd. - ADR	188,733
16,220	ManpowerGroup, Inc.	1,462,720
12,941	Nielsen Holdings PLC - ADR (b)	270,079
9,792	Robert Half International, Inc.	611,804
1,894	Verisk Analytics, Inc.	393,175
		3,869,110
	Real Estate Management & Development - 0.39%
7,391	CBRE Group, Inc. - Class A (a)	463,564
12,044	Jones Lang LaSalle, Inc. (a)	1,786,968
		2,250,532
	Road & Rail - 0.84%
1,904	CSX Corp.	172,788
1,219	J.B. Hunt Transport Services, Inc.	166,577
885	Kansas City Southern	180,655
4,761	Knight-Swift Transportation Holdings, Inc.	199,105
4,683	Landstar System, Inc.	630,613
495	Norfolk Southern Corp.	117,617
2,463	Old Dominion Freight Line, Inc.	480,728
19,276	Ryder System, Inc.	1,190,486
37,383	Schneider National, Inc. - Class B	773,828
5,824	Uber Technologies, Inc. (a)	297,024
2,992	Union Pacific Corp.	622,994
		4,832,415
	Semiconductors & Semiconductor Equipment - 5.21%
28,440	Advanced Micro Devices, Inc. (a)	2,608,232
2,379	Analog Devices, Inc.	351,450
16,998	Applied Materials, Inc.	1,466,927
4,757	Broadcom, Inc.	2,082,852
10,536	Cirrus Logic, Inc. (a)	866,059
1,719	Cree, Inc. (a)(b)	182,042
5,231	Entegris, Inc.	502,699
1,181	First Solar, Inc. (a)	116,824
2,599	Inphi Corp. (a)(b)	417,062
80,628	Intel Corp.	4,016,887
3,672	KLA-Tencor Corp.	950,718
3,314	Lam Research Corp.	1,565,103
6,736	Marvell Technology Group, Ltd. - ADR	320,229
4,912	Maxim Integrated Products, Inc.	435,449
3,440	Microchip Technology, Inc.	475,098
12,099	Micron Technology, Inc. (a)	909,603
3,761	MKS Instruments, Inc.	565,842
2,014	Monolithic Power Systems, Inc. (b)	737,587
8,454	NVIDIA Corp.	4,414,679
28,065	ON Semiconductor Corp. (a)	918,567
5,954	Qorvo, Inc. (a)	989,972
5,069	Skyworks Solutions, Inc.	774,949
1,705	SolarEdge Technologies, Inc. (a)(b)	544,100
9,410	Teradyne, Inc.	1,128,165
12,913	Texas Instruments, Inc.	2,119,411
3,362	Xilinx, Inc.	476,631
		29,937,137
	Software - 11.27%
16,527	2U, Inc. (a)(b)	661,245
7,592	Adobe Systems, Inc. (a)	3,796,911
2,056	Alteryx, Inc. - Class A (a)	250,400
10,491	Anaplan, Inc. (a)	753,778
1,486	ANSYS, Inc. (a)	540,607
3,032	Aspen Technology, Inc. (a)	394,918
2,588	Atlassian Corp. PLC - Class A - ADR (a)	605,256
4,176	Autodesk, Inc. (a)	1,275,100
2,305	Avalara, Inc. (a)	380,071
1,742	Bill.com Holdings, Inc. (a)	237,783
9,281	Cadence Design System, Inc. (a)	1,266,207
6,297	CDK Global, Inc.	326,374
2,457	Ceridian HCM Holding, Inc. (a)(b)	261,818
7,015	Citrix Systems, Inc.	912,651
5,403	Cloudflare, Inc. - Class A (a)	410,574
1,485	Coupa Software, Inc. (a)	503,281
2,066	Crowdstrike Holdings, Inc. - Class A (a)	437,620
3,017	Datadog, Inc. - Class A (a)(b)	296,993
5,328	DocuSign, Inc. (a)	1,184,414
15,701	Dropbox, Inc. - Class A (a)(b)	348,405
5,144	Dynatrace, Inc. (a)	222,581
2,266	Elastic NV - ADR (a)	331,131
1,034	Everbridge, Inc. (a)	154,138
2,198	Fair Isaac Corp. (a)	1,123,266
2,584	Five9, Inc. (a)(b)	450,650
4,479	Fortinet, Inc. (a)	665,266
563	Globant SA - ADR (a)(b)	122,514
823	HubSpot, Inc. (a)	326,270
2,764	Intuit, Inc.	1,049,905
2,523	Jack Henry & Associates, Inc.	408,701
9,498	Manhattan Associates, Inc. (a)	999,000
121,730	Microsoft Corp.	27,075,187
3,458	New Relic, Inc. (a)(b)	226,153
46,697	NortonLifeLock, Inc.	970,364
21,303	Nuance Communications, Inc. (a)	939,249
14,379	Nutanix, Inc. - Class A (a)	458,259
21,715	Oracle Corp.	1,404,743
990	Paycom Software, Inc. (a)	447,727
1,444	Paylocity Holding Corp. (a)	297,334
6,247	Pegasystems, Inc. (b)	832,475
993	Proofpoint, Inc. (a)	135,455
4,997	RingCentral, Inc. - Class A (a)	1,893,713
7,232	salesforce.com, Inc. (a)	1,609,337
3,451	ServiceNow, Inc. (a)	1,899,534
4,102	Smartsheet, Inc. - Class A (a)	284,228
1,694	Splunk, Inc. (a)	287,794
8,722	SS&C Technologies Holdings, Inc.	634,525
3,819	Synopsys, Inc. (a)	990,038
670	The Trade Desk, Inc. - Class A (a)	536,670
1,013	Tyler Technologies, Inc. (a)	442,195
1,673	VMware, Inc. - Class A (a)(b)	234,655
1,949	Workday, Inc. - Class A (a)	467,000
3,681	Zendesk, Inc. (a)	526,825
1,758	Zoom Video Communications, Inc. - Class A (a)(b)	593,009
4,298	Zscaler, Inc. (a)	858,354
		64,742,651
	Specialty Retail - 3.78%
1,551	Advance Auto Parts, Inc.	244,298
28,390	AutoNation, Inc. (a)(b)	1,981,338
788	AutoZone, Inc. (a)	934,127
9,523	Best Buy Co., Inc.	950,300
1,181	Carvana Co. (a)	282,897
10,316	Dick's Sporting Goods, Inc. (b)	579,862
728	Five Below, Inc. (a)	127,386
3,902	Floor & Decor Holdings, Inc. - Class A (a)	362,301
18,801	Foot Locker, Inc.	760,312
22,129	L Brands, Inc.	822,978
13,483	Lowe's Cos., Inc.	2,164,156
1,882	O'Reilly Automotive, Inc. (a)	851,737
25,619	Penske Automotive Group, Inc.	1,521,512
2,933	Ross Stores, Inc.	360,202
1,651	Sherwin-Williams Co.	1,213,336
31,864	The Gap, Inc.	643,334
16,294	The Home Depot, Inc.	4,328,012
18,428	The TJX Cos., Inc.	1,258,448
2,231	Tiffany & Co.	293,265
4,273	Tractor Supply Co.	600,698
2,472	Ulta Beauty, Inc. (a)	709,860
7,145	Williams Sonoma, Inc. (b)	727,647
		21,718,006
	Technology Hardware, Storage & Peripherals - 6.55%
254,597	Apple, Inc.	33,782,476
12,136	HP, Inc.	298,424
7,548	International Business Machines Corp.	950,142
24,427	NCR Corp. (a)	917,723
9,717	NetApp, Inc.	643,654
26,967	Pure Storage, Inc. - Class A (a)(b)	609,724
18,643	Teradata Corp. (a)(b)	418,908
		37,621,051
	Textiles, Apparel & Luxury Goods - 1.96%
19,525	Capri Holdings, Ltd. - ADR (a)(b)	820,050
4,409	Carter's, Inc.	414,755
5,320	Columbia Sportswear Co. (b)	464,862
5,967	lululemon athletica, Inc. (a)	2,076,695
17,729	NIKE, Inc. - Class B	2,508,122
14,843	PVH Corp.	1,393,609
4,096	Ralph Lauren Corp. (b)	424,919
11,450	Skechers U.S.A., Inc. - Class A (a)	411,513
29,781	Tapestry, Inc.	925,593
41,942	Under Armour, Inc. - Class A (a)(b)	720,144
26,607	Under Armour, Inc. - Class C (a)(b)	395,912
8,220	VF Corp.	702,070
		11,258,244
	Tobacco - 0.36%
3,774	Altria Group, Inc.	154,734
22,856	Philip Morris International, Inc.	1,892,248
		2,046,982
	Trading Companies & Distributors - 0.75%
16,968	Fastenal Co.	828,547
7,154	MSC Industrial Direct Co., Inc. - Class A	603,726
1,121	United Rentals, Inc. (a)	259,971
74,168	Univar, Inc. (a)	1,409,934
2,021	W.W. Grainger, Inc.	825,255
1,774	Watsco, Inc. (b)	401,900
		4,329,333
	Transportation Infrastructure - 0.04%
6,622	Macquarie Infrastructure Corp.	248,656

	Water Utilities - 0.07%
2,656	American Water Works Co., Inc.	407,616
	Total Common Stocks (Cost $316,535,659)	544,240,200

	INVESTMENT COMPANIES - 3.07%
	Exchange Traded Funds - 3.07%
51,299	Vanguard S&P 500 ETF	17,630,953
	Total Investment Companies (Cost $14,012,722)	17,630,953

	REAL ESTATE INVESTMENT TRUSTS - 1.50%
	Real Estate Investment Trusts - 1.50%
12,709	American Homes 4 Rent - Class A	381,270
314,505	Apartment Investment and Management Co. - Class A (b)	1,660,587
11,647	Brandywine Realty Trust	138,716
13,667	Brixmor Property Group, Inc.	226,189
15,912	Brookfield Property REIT, Inc. - Class A (b)	237,725
2,446	Camden Property Trust	244,404
6,200	Corporate Office Properties Trust	161,696
3,314	Crown Castle International Corp.	527,556
3,173	CyrusOne, Inc.	232,105
2,815	Digital Realty Trust, Inc.	392,721
3,075	Duke Realty Corp.	122,908
81,102	Empire State Realty Trust, Inc. - Class A (b)	755,871
881	Equinix, Inc.	629,192
7,600	Gaming and Leisure Properties, Inc.	322,249
3,666	Highwoods Properties, Inc.	145,284
4,860	Invitation Homes, Inc.	144,342
11,604	Medical Properties Trust, Inc.	252,851
53,033	Paramount Group, Inc.	479,418
6,071	Prologis, Inc.	605,036
921	SBA Communications Corp.	259,842
4,889	Spirit Realty Capital, Inc.	196,391
2,677	Sun Communities, Inc.	406,770
4,429	VICI Properties, Inc.	112,939
	Total Real Estate Investment Trusts (Cost $7,478,206)	8,636,062

	SHORT TERM INVESTMENTS - 0.65%
	Money Market Funds - 0.65%
3,720,665	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (c)	3,720,665
	Total Short Term Investments (Cost $3,720,665)	3,720,665

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.09%
	Investments Purchased with Proceeds from Securities Lending Collateral - 8.09%
46,488,042	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.16% (c)	46,488,042
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $46,488,042)	46,488,042

	Total Investments (Cost $388,235,294) - 108.02%	620,715,922
	Liabilities in Excess of Other Assets - (8.02)%	(46,094,192)
	TOTAL NET ASSETS - 100.00%	$574,621,730

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2020.
(d)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $228,798, which represents 0.04% of total net assets.

Glossary of Terms
ADR -	American Depositary Receipt